UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-568
                                   -------

Value Line Fund, Inc.
--------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y.       10017
---------------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: December 31, 2006
                         -----------------

Date of reporting period: December 31, 2006
                          -----------------

Item I.  Reports to Stockholders.

      A copy of the Annual Report to Stockholders for the period ended 12/31/06 is included with this Form.

--------------------------------------------------------------------------------
                                  ANNUAL REPORT
--------------------------------------------------------------------------------
                                December 31, 2006
--------------------------------------------------------------------------------



                            The Value Line Fund, Inc.



                                     [LOGO]
                                   ----------
                                   VALUE LINE
                                    No-Load
                                     Mutual
                                     Funds

The Value Line Fund, Inc.

                                                               To Our Value Line
--------------------------------------------------------------------------------

To Our Shareholders:

The Value Line Fund (the "Fund") had a total return of 4.00% in 2006, compared with the 15.79% return of the S&P 500 Index(1).

The equity market had a strong second half in 2006, with the entire year's returns for the major indices being generated during this period. Several factors contributed to these gains. First, the Federal Reserve stopped raising the overnight lending rate during the summer, topping out at 5.25%, bringing to an end a monetary tightening cycle that began in 2004. The rate pause was a result of a slowing economic environment in combination with lower inflationary readings. In addition, energy prices began to retreat from their record levels of last summer helping to buoy consumer's purchasing power. Lastly, corporate earnings kept up their healthy growth pace leading to a record for consecutive double digit gains at 14 quarters in a row. However, given the strong operating margin improvement and the resulting strong earnings growth that U.S. corporations have delivered over the last several years, it would appear that these gains will be more moderate in the year ahead. The large level of corporate cash holdings, in combination with sizeable war chests held by private equity investors, should provide decent support to any pullbacks in the market.

The Value Line Fund generally invests in multi-cap stocks that are ranked in the highest category for relative price performance over the next six to twelve months by the Value Line TimelinessTM Ranking System. The System favors stocks with strong price and earnings momentum relative to those of all other companies in the Value Line Investment Survey of approximately 1,700 stocks. The Fund's performance last year was hurt by some poorly timed trades in the energy, and homebuilding sectors, along with an overweighted position for most of the year in the technology sector, which was one of the worst performing areas. In addition, the Fund had almost no exposure to the financial sector, which had a strong showing during the second half of the year. Currently, the Fund has overweighted the consumer discretionary area while maintaining above average weightings in the Information Technology (IT) sector. Investors should keep in mind, however, that this sector is one of the most volatile in the S&P 500 Index.

As always, we appreciate your continued investment.


                                Sincerely,


                                /s/ Jean Bernhard Buttner
                                Jean Bernhard Buttner
                                Chairman and President

January 31, 2007

--------------------------------------------------------------------------------
(1) The Standard & Poor's 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes, and it is not possible to directly invest in this index.


--------------------------------------------------------------------------------
2

                                                       The Value Line Fund, Inc.

Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The economy slowed markedly over the final three quarters of 2006, with growth decelerating from 5.6% in the opening period, to 2.6% in the second three months, and to just 2.0% and 2.2%, respectively, during the year's closing two quarters. Further Federal Reserve monetary tightening and soaring oil prices were initially responsible for the sharp slowdown in the nation's gross domestic product growth. Later on it was a downward spiral in the housing market that proved to be the primary culprit.

Now, as we start a new year, we find that the Fed is still on hold: oil prices seem to be stabilizing in the $55-$65 a barrel range: and there are signs that the aggregate economy is pressing forward at a modest, but seemingly sustainable, rate of 2.5%, or so. In our view, such a rate of GDP growth would allow corporate earnings to move modestly higher, but would be insufficient to push inflation up sharply.

Helping to sustain this prospective level of economic growth should be solid levels of activity in the retail sector, comparative stability in oil prices, and a steady monetary course at the Federal Reserve. The nation's business expansion is likely to be restrained, however, by weak housing demand, softness in the auto sector, and sluggish industrial activity.

Gross domestic product growth along these lines and accompanying subdued inflation probably would have positive ramifications for the stock and bond markets.


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                                                                               3

The Value Line Fund, Inc.

--------------------------------------------------------------------------------

The following graph compares the performance of The Value Line Fund, Inc. to that of the S&P 500 Stock Index. The Value Line Fund, Inc. is a professionally managed mutual fund, while the Index is not available for investment and is unmanaged. The returns for the Index do not reflect charges, expenses or taxes but do include the reinvestment of dividends. The comparison is shown for illustrative purposes only.

            Comparison of a Change in Value of a $10,000 Investment
              in The Value Line Fund and the S&P 500 Stock Index*

      [THE FOLLOWING WAS DEPICTED BY A LINE CHART IN THE PRINTED MATERIAL]

                                  The Value Line      S&P 500
                                  Line Fund, Inc.   Stock Index
                                  ---------------   -----------
                    1/1/1996          10,000           10,000
                   3/31/1996           9,722           10,267
                   6/30/1996          11,181           12,059
                   9/30/1996          12,455           12,963
                  12/31/1996          12,159           13,336
                   3/31/1997          13,246           15,196
                   6/30/1997          13,590           15,698
                   9/30/1997          11,802           14,136
                  12/31/1997          14,622           17,146
                   3/31/1998          16,048           18,001
                   6/30/1998          16,507           19,270
                   9/30/1998          15,777           18,066
                  12/31/1998          18,531           20,755
                   3/31/1999          19,399           21,231
                   6/30/1999          18,425           20,666
                   9/30/1999          18,418           20,466
                  12/31/1999          15,685           18,865
                   3/31/2000          13,755           16,628
                   6/30/2000          14,592           17,601
                   9/30/2000          12,199           15,018
                  12/31/2000          13,674           16,623
                   3/31/2001          13,689           16,669
                   6/30/2001          11,914           14,435
                   9/30/2001          10,324           11,941
                  12/31/2001          10,208           12,949
                   3/31/2002          10,133           12,541
                   6/30/2002          11,074           14,472
                   9/30/2002          11,223           14,854
                  12/31/2002          11,869           16,663
                   3/31/2003          12,003           16,945
                   6/30/2003          12,044           17,237
                   9/30/2003          11,744           16,914
                  12/31/2003          13,304           18,475
                   3/31/2004          13,065           18,079
                   6/30/2004          13,649           18,326
                   9/30/2004          14,510           18,987
                  12/31/2004          14,688           19,383
                   3/31/2005          16,141           20,199
                   6/30/2005          15,068           19,909
                   9/30/2005          14,353           21,036
                  12/31/2005          15,275           22,445

* The Standard and Poor's 500 Index (S&P 500 Index) is an unmanaged index that is representative of the larger-capitalization stocks traded in the United States.

      The return for the index does not reflect expenses which are deducted from the Fund's returns.

Performance Data:**

                                     Average Annual     Growth of an Assumed
                                      Total Return      Investment of $10,000
                                    ----------------   ----------------------
 1 year ended 12/31/06 ..........          4.00%              $ 10,400
 5 years ended 12/31/06 .........          2.24%              $ 11,170
10 years ended 12/31/06 .........          4.33%              $ 15,275

--------------------------------------------------------------------------------
** The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

--------------------------------------------------------------------------------
4

                                                       The Value Line Fund, Inc.

--------------------------------------------------------------------------------

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2006 through December 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

                                                                                          Expenses* paid
                                                        Beginning           Ending        during period
                                                      account value     account value      7/1/06 thru
                                                          7/1/06           12/31/06          12/31/06
                                                     ---------------   ---------------   ---------------
Actual ...........................................     $ 1,000.00        $ 1,013.70          $ 4.82
Hypothetical (5% return before expenses) .........     $ 1,000.00        $ 1,020.41          $ 4.84

--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 0.95% multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.

--------------------------------------------------------------------------------
                                                                               5

The Value Line Fund, Inc.

Portfolio Highlights at December 31, 2006 (unaudited)
--------------------------------------------------------------------------------

Ten Largest Holdings

                                                                                Percentage of
Issue                                                  Shares         Value      Net Assets
---------------------------------------------------------------------------------------------
Akamai Technologies, Inc. ........................     75,000      $3,984,000        2.02%
Kimball International, Inc. Class B ..............    155,000      $3,766,500        1.91%
Illumina, Inc. ...................................     90,000      $3,537,900        1.79%
TeleTech Holdings, Inc. ..........................    139,000      $3,319,320        1.68%
Kohl's Corp. .....................................     48,000      $3,284,640        1.66%
Hercules, Inc. ...................................    165,000      $3,186,150        1.61%
Harley-Davidson, Inc. ............................     44,000      $3,100,680        1.57%
Kelly Services, Inc. Class A .....................    107,000      $3,096,580        1.57%
Robbins & Myers, Inc. ............................     63,000      $2,892,960        1.47%
International Flavors & Fragrances, Inc. .........     55,000      $2,703,800        1.37%

--------------------------------------------------------------------------------
Asset Allocation -- Percentage of Net Assets

[THE FOLLOWING WAS DEPICTED BY A PIE CHART IN THE PRINTED MATERIAL]

Common Stocks                             97.6%
Cash & Other                               2.4%

--------------------------------------------------------------------------------
Sector Weightings -- Percentage of Total Investment Securities

[THE FOLLOWING WAS DEPICTED BY A BAR CHART IN THE PRINTED MATERIAL]

Consumer, Cyclical                        22.2%
Consumer, Non-cyclical                    18.4%
Industrial                                15.4%
Technology                                15.0%
Communications                            14.7%
Basic Materials                            9.1%
Financial                                  4.4%
Energy                                     0.8%

--------------------------------------------------------------------------------
6

                                                       The Value Line Fund, Inc.

Schedule of Investments                                        December 31, 2006
--------------------------------------------------------------------------------

   Shares                                                             Value
--------------------------------------------------------------------------------
COMMON STOCKS (97.6%)
             ADVERTISING (0.8%)
      15,000 Omnicom Group, Inc. ...............................  $   1,568,100
             AEROSPACE/DEFENSE (0.8%)
      20,000 Precision Castparts Corp. .........................      1,565,600
             AIR TRANSPORT (2.0%)
      47,000 AMR Corp.* ........................................      1,420,810
      61,000 Continental Airlines, Inc. Class B* ...............      2,516,250
                                                                  -------------
                                                                      3,937,060
             APPAREL (1.9%)
      37,000 Guess?, Inc.* .....................................      2,346,910
      30,000 Phillips-Van Heusen Corp. .........................      1,505,100
                                                                  -------------
                                                                      3,852,010
             BANK (0.8%)
      53,000 Synovus Financial Corp. ...........................      1,633,990
             BIOTECHNOLOGY (0.8%)
      22,000 Amgen, Inc.* ......................................      1,502,820
             BUILDING MATERIALS (0.8%)
      20,000 Genlyte Group, Inc. (The)* ........................      1,562,200
             CABLE TV (2.1%)
      51,000 Comcast Corp. Class A* ............................      2,135,880
      82,000 DIRECTV Group, Inc. (The)* ........................      2,045,080
                                                                  -------------
                                                                      4,180,960
             CHEMICAL -- BASIC (1.6%)
      33,000 E.I. du Pont de Nemours and Co. ...................      1,607,430
      11,000 Potash Corporation of
               Saskatchewan, Inc. ..............................      1,578,280
                                                                  -------------
                                                                      3,185,710
             CHEMICAL -- DIVERSIFIED (0.9%)
      24,000 Albemarle Corp. ...................................      1,723,200
             CHEMICAL -- SPECIALTY (4.4%)
     165,000 Hercules, Inc.* ...................................      3,186,150
      55,000 International Flavors &
             Fragrances, Inc. ..................................      2,703,800
      28,000 OM Group, Inc.* ...................................      1,267,840
      71,000 Tredegar Corp. ....................................      1,605,310
                                                                  -------------
                                                                      8,763,100
             COMPUTER & PERIPHERALS (0.7%)
      17,000 Apple, Inc.* ......................................      1,442,280
             COMPUTER SOFTWARE &
               SERVICES (7.0%)
      58,000 BMC Software, Inc.* ...............................     1,867,600
      26,000 Cognizant Technology Solutions
               Corp. Class A* ..................................      2,006,160
      36,000 Infosys Technologies Ltd. ADR .....................      1,964,160
      76,000 Jack Henry & Associates, Inc. .....................      1,626,400
     152,000 Oracle Corp.* .....................................      2,605,280
      46,000 Paychex, Inc. .....................................      1,818,840
      32,000 SEI Investments Co. ...............................      1,905,920
                                                                  -------------
                                                                     13,794,360
             DIVERSIFIED COMPANIES (2.7%)
      37,000 Acuity Brands, Inc. ...............................      1,925,480
      39,000 Honeywell International, Inc. .....................      1,764,360
      65,000 Kadant, Inc.* .....................................      1,584,700
                                                                  -------------
                                                                      5,274,540
             DRUG (5.1%)
      30,000 Biogen Idec, Inc.* ................................      1,475,700
      21,000 Cephalon, Inc.* ...................................      1,478,610
      45,000 Forest Laboratories, Inc.* ........................      2,277,000
      65,000 Immucor, Inc.* ....................................      1,899,950
      50,000 Schering-Plough Corp. .............................      1,182,000
      29,000 Sepracor, Inc.* ...................................      1,785,820
                                                                  -------------
                                                                     10,099,080
             E-COMMERCE (2.8%)
      75,000 Akamai Technologies, Inc.* ........................      3,984,000
     100,000 Interwoven, Inc.* .................................      1,467,000
                                                                  -------------
                                                                      5,451,000
             ELECTRICAL EQUIPMENT (0.7%)
      44,000 FLIR Systems, Inc.* ...............................      1,400,520
             ELECTRONICS (2.0%)
      58,000 Avnet, Inc.* ......................................      1,480,740
      42,000 Rogers Corp.* .....................................      2,484,300
                                                                  -------------
                                                                      3,965,040
             ENTERTAINMENT (0.9%)
      50,000 Walt Disney Co. (The) .............................      1,713,500
             FINANCIAL SERVICES --
               DIVERSIFIED (1.7%)
      23,000 American International Group, Inc. ................      1,648,180
      42,000 CNA Financial Corp.* ..............................      1,693,440
                                                                  -------------
                                                                      3,341,620

                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                                               7

The Value Line Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

   Shares                                                             Value
--------------------------------------------------------------------------------
             FURNITURE/HOME
               FURNISHINGS (3.1%)
    155,000  Kimball International, Inc. Class B ...............  $   3,766,500
    114,000  Tempur-Pedic International, Inc.* .................      2,332,440
                                                                  -------------
                                                                      6,098,940
             GROCERY (0.9%)
     52,000  Safeway, Inc. .....................................      1,797,120
             HOTEL/GAMING (0.8%)
     27,000  MGM MIRAGE* .......................................      1,548,450
             HUMAN RESOURCES (2.9%)
     92,000  AMN Healthcare Services, Inc.* ....................      2,533,680
    107,000  Kelly Services, Inc. Class A ......................      3,096,580
                                                                  -------------
                                                                      5,630,260
             INDUSTRIAL SERVICES (4.3%)
     54,000  Amdocs Ltd.* ......................................      2,092,500
     51,000  CB Richard Ellis Group, Inc.
               Class A* ........................................      1,693,200
     55,000  CSG Systems International, Inc.* ..................      1,470,150
    139,000  TeleTech Holdings, Inc.* ..........................      3,319,320
                                                                  -------------
                                                                      8,575,170
             INFORMATION SERVICES (2.1%)
     95,000  Gartner, Inc.* ....................................      1,880,050
     55,000  Thomson Corp. (The) ...............................      2,279,200
                                                                  -------------
                                                                      4,159,250
             INTERNET (0.8%)
     37,000  Priceline.com, Inc.* ..............................      1,613,570
             MACHINERY (3.7%)
     76,000  Lindsay Corp. .....................................      2,481,400
     34,000  Manitowoc Company, Inc. (The) .....................      2,020,620
     63,000  Robbins & Myers, Inc. .............................      2,892,960
                                                                  -------------
                                                                      7,394,980
             MEDICAL SUPPLIES (4.7%)
     51,000  Digene Corp.* .....................................      2,443,920
     90,000  Illumina, Inc.* ...................................      3,537,900
     32,000  Stryker Corp. .....................................      1,763,520
     20,000  Zimmer Holdings, Inc.* ............................      1,567,600
                                                                  -------------
                                                                      9,312,940
             METALS & MINING
               DIVERSIFIED (1.7%)
     19,000  Allegheny Technologies, Inc. ......................      1,722,920
     50,000  Brush Engineered Materials, Inc.* .................      1,688,500
                                                                  -------------
                                                                      3,411,420
             NEWSPAPER (0.8%)
     32,000  E.W. Scripps Co. (The) Class A ....................     $1,598,080
             OFFICE EQUIPMENT &
               SUPPLIES (2.0%)
     51,000  OfficeMax, Inc. ...................................      2,532,150
     79,000  Xerox Corp.* ......................................      1,339,050
                                                                  -------------
                                                                      3,871,200
             OILFIELD SERVICES/
               EQUIPMENT (0.8%)
     19,000  Core Laboratories N.V.* ...........................      1,539,000
             PACKAGING &
               CONTAINER (1.8%)
     73,000  Rock-Tenn Co. Class A .............................      1,979,030
     23,000  Sealed Air Corp. ..................................      1,493,160
                                                                  -------------
                                                                      3,472,190
             PRECISION INSTRUMENT (2.8%)
     60,000  II-VI, Inc.* ......................................      1,676,400
    110,000  Newport Corp.* ....................................      2,304,500
     31,000  Waters Corp.* .....................................      1,518,070
                                                                  -------------
                                                                      5,498,970
             RECREATION (3.1%)
     44,000  Harley-Davidson, Inc. .............................      3,100,680
     57,000  Hasbro, Inc. ......................................      1,553,250
     68,000  Mattel, Inc. ......................................      1,540,880
                                                                  -------------
                                                                      6,194,810
             RETAIL -- SPECIAL LINES (4.9%)
     79,500  American Eagle Outfitters, Inc. ...................      2,481,195
     39,000  Coach, Inc.* ......................................      1,675,440
     40,000  Dick's Sporting Goods, Inc.* ......................      1,959,600
     45,000  NBTY, Inc.* .......................................      1,870,650
    110,000  PC Connection, Inc.* ..............................      1,631,300
                                                                  -------------
                                                                      9,618,185
             RETAIL STORE (4.7%)
     70,000  Big Lots, Inc.* ...................................      1,604,400
     19,000  J.C. Penney Company, Inc. .........................      1,469,840
     48,000  Kohl's Corp.* .....................................      3,284,640
     30,000  Nordstrom, Inc. ...................................      1,480,200
     25,000  Target Corp. ......................................      1,426,250
                                                                  -------------
                                                                      9,265,330
             SECURITIES BROKERAGE (0.9%)
     22,000  Morgan Stanley ....................................      1,791,460

See Notes to Financial Statements.
--------------------------------------------------------------------------------
8

                                                       The Value Line Fund, Inc.

                                                               December 31, 2006
--------------------------------------------------------------------------------

   Shares                                                             Value
--------------------------------------------------------------------------------
             SEMICONDUCTOR (1.7%)
    120,000  Integrated Device
               Technology, Inc.* ...............................  $   1,857,600
     42,000  NVIDIA Corp.* .....................................      1,554,420
                                                                  -------------
                                                                      3,412,020
             SEMICONDUCTOR --
               EQUIPMENT (2.7%)
     51,000  ATMI, Inc.* .......................................      1,557,030
     50,000  Novellus Systems, Inc.* ...........................      1,721,000
     43,000  Varian Semiconductor Equipment
               Associates, Inc.* ...............................      1,957,360
                                                                  -------------
                                                                      5,235,390
             SHOE (0.8%)
     44,000  Steven Madden Ltd. ................................      1,543,960
             TELECOMMUNICATION
               SERVICES (2.6%)
     53,000  AT&T, Inc. ........................................      1,894,750
     30,000  BT Group PLC ADR ..................................      1,796,700
    175,000  Qwest Communications
               International, Inc.* ............................      1,464,750
                                                                  -------------
                                                                      5,156,200
             TELECOMMUNICATIONS
               EQUIPMENT (1.3%)
     97,000  Cisco Systems, Inc.* ..............................      2,651,010
             WIRELESS NETWORKING (1.2%)
     18,000  Research In Motion Ltd.* ..........................      2,300,040
                                                                  -------------
             TOTAL COMMON STOCKS
               AND TOTAL INVESTMENT
               SECURITIES (97.6%)
               (Cost $171,653,509) .............................  $ 192,646,635
                                                                  -------------
 Principal
   Amount                                                             Value
--------------------------------------------------------------------------------
REPURCHASE   AGREEMENTS (2.4%)
$ 2,500,000  With Morgan Stanley & Co.,
               4.60%, dated 12/29/06, due
               1/2/07, delivery value
               $2,501,278 (collateralized by
               $2,585,000 U.S. Treasury
               Notes 4.00%, due 4/15/10,
               with a value of $2,551,374) .....................  $   2,500,000
  2,300,000  With UBS Securities, LLC,
               4.50%, dated 12/29/06, due
               1/2/07, delivery value
               $2,301,150 (collateralized by
               $2,136,000 U.S. Treasury
               Notes 5.50%, due 8/15/28,
               with a value of $2,352,967) .....................      2,300,000
                                                                  -------------
             TOTAL REPURCHASE
               AGREEMENTS
               (Cost $4,800,000) ...............................      4,800,000
                                                                  -------------
EXCESS OF LIABILITIES OVER CASH
  AND OTHER ASSETS (0.0%)                                               (97,549)
                                                                  -------------
NET ASSETS (100.0%)                                               $ 197,349,086
                                                                  -------------
NET ASSET VALUE OFFERING AND
  REDEMPTION PRICE, PER
  OUTSTANDING SHARE
  ($197,349,086 \ 15,813,214 shares
  outstanding)                                                    $       12.48
                                                                  -------------

*     Non-income producing.

ADR   American Depositary Receipt

                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                                               9

The Value Line Fund, Inc.

Statement of Assets and Liabilities
at December 31, 2006
--------------------------------------------------------------------------------

Assets:
Investment securities, at value
   (Cost - $171,653,509) ...................................      $ 192,646,635
Repurchase agreements
   (Cost - $4,800,000) .....................................          4,800,000
Cash .......................................................            140,175
Receivable for capital shares sold .........................                495
Interest and dividends receivable ..........................            130,183
                                                                  -------------
     Total Assets ..........................................        197,717,488
                                                                  -------------
Liabilities:
Payable for capital shares repurchased .....................            144,281
Accrued expenses:
   Advisory fee ............................................            114,676
   Directors' fees and expenses ............................              4,698
   Other ...................................................            104,747
                                                                  -------------
     Total Liabilities .....................................            368,402
                                                                  -------------
Net Assets .................................................      $ 197,349,086
                                                                  =============
Net assets consist of:
Capital stock, at $1.00 par value
   (authorized 50,000,000, outstanding
   15,813,214 shares) ......................................      $  15,813,214
Additional paid-in capital .................................        159,130,415
Accumulated net realized gain on
   investments .............................................          1,412,331
Net unrealized appreciation of
   investments .............................................         20,993,126
                                                                  -------------
Net Assets .................................................      $ 197,349,086
                                                                  =============
Net Asset Value, Offering and
   Redemption Price Per Outstanding
   Share ($197,349,086 \ 15,813,214
   shares outstanding) .....................................      $       12.48
                                                                  =============

Statement of Operations
for the Year Ended December 31, 2006
--------------------------------------------------------------------------------

Investment Income:
Dividends (Net of foreign withholding tax
   of $10,660) .............................................      $   1,050,804
Interest ...................................................            346,019
                                                                  -------------
     Total Income ..........................................          1,396,823
                                                                  -------------
Expenses:
Advisory fee ...............................................          1,418,348
Service and distribution plan fees .........................            526,288
Transfer agent fees ........................................            117,500
Printing and postage .......................................             87,800
Registration and filing fees ...............................             51,994
Custodian fees .............................................             47,885
Auditing and legal fees ....................................             40,376
Insurance ..................................................             32,802
Directors' fees and expenses ...............................             20,225
Telephone ..................................................              6,107
Other ......................................................             11,395
                                                                  -------------
   Total Expenses Before Custody Credits
     and Fees Waived .......................................          2,360,720
   Less: Service and Distribution Plan Fees
     Waived ................................................           (167,363)
   Less: Custody Credits ...................................             (7,909)
                                                                  -------------
   Net Expenses ............................................          2,185,448
                                                                  -------------
Net Investment Loss ........................................           (788,625)
                                                                  -------------
Net Realized and Unrealized Gain/(Loss)
   on Investments and Foreign Exchange
   Transactions:
   Net Realized Gain ......................................          11,577,224
   Change in Net Unrealized Appreciation/
     (Depreciation) .......................................          (2,751,158)
                                                                  -------------
Net Realized Gain and Change in Net
   Unrealized Appreciation/(Depreciation)
   on Investments and Foreign Exchange
   Transactions ...........................................           8,826,066
                                                                  -------------
   Net Increase in Net Assets from
     Operations ...........................................       $   8,037,441
                                                                  =============

See Notes to Financial Statements.
--------------------------------------------------------------------------------
10

                                                       The Value Line Fund, Inc.
Statement of Changes in Net Assets
for the Years Ended December 31, 2006 and 2005
--------------------------------------------------------------------------------

                                                                               Year Ended            Year Ended
                                                                           December 31, 2006     December 31, 2005*
                                                                          -------------------   -------------------
Operations:
  Net investment loss .................................................      $    (788,625)        $  (1,091,265)
  Net realized gain on investments ....................................         11,577,224            30,381,922
  Change in net unrealized appreciation/(depreciation) ................         (2,751,158)           (8,531,970)
                                                                             -------------         -------------
  Net increase in net assets from operations ..........................          8,037,441            20,758,687
                                                                             -------------         -------------
Distributions to Shareholders:
  Net realized gain from investment transactions ......................        (17,374,630)          (31,360,687)
                                                                             -------------         -------------
Capital Share Transactions:
  Proceeds from sale of shares ........................................          5,750,466             8,141,726
  Proceeds from reinvestment of distributions to shareholders .........         16,373,788            29,592,814
  Cost of shares repurchased ..........................................        (29,153,331)          (28,442,441)
                                                                             -------------         -------------
  Increase/(decrease) from capital share transactions .................         (7,029,077)            9,292,099
                                                                             -------------         -------------
Total Decrease in Net Assets ..........................................        (16,366,266)           (1,309,901)
Net Assets:
  Beginning of year ...................................................        213,715,352           215,025,253
                                                                             -------------         -------------
  End of year .........................................................      $ 197,349,086         $ 213,715,352
                                                                             =============         =============

*     Numbers were previously presented rounded to thousands.

                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                                              11

The Value Line Fund, Inc.

Notes to Financial Statements
--------------------------------------------------------------------------------

1.    Significant Accounting Policies

Value Line Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) Security Valuation. Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the mid point between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund's financial statement disclosures.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund's policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.


--------------------------------------------------------------------------------
12

                                                       The Value Line Fund, Inc.

                                                               December 31, 2006
--------------------------------------------------------------------------------

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(E) Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments is included in realized gain/loss on investments and change in net unrealized appreciation/depreciation on investments.

(F) Representations and Indemnifications. In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2.    Capital Share Transactions, Dividends and Distributions to Shareholders

Transactions in capital stock were as follows:

                                             Year Ended          Year Ended
                                         December 31, 2006    December 31, 2005
                                         -----------------    -----------------
Shares sold ..........................           424,616               572,070
Shares issued to
   shareholders in
   reinvestment of
   dividends and
   distributions .....................         1,309,937             2,235,100
                                            ------------          ------------
                                               1,734,553             2,807,170
Shares repurchased ...................        (2,180,922)           (2,014,267)
                                            ------------          ------------
Net increase/
   (decrease) ........................          (446,369)              792,903
                                            ============          ============
Distributions per
   share from net
   realized gains ....................      $    1.1869           $     2.2223
                                            ===========           ============

3.    Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:


                                                                  Year Ended
                                                               December 31, 2006
                                                               -----------------
PURCHASES:
   Investment Securities .................................       $ 456,541,876
                                                                 =============
SALES:
   Investment Securities .................................       $ 477,071,847
                                                                 =============


--------------------------------------------------------------------------------
                                                                              13

The Value Line Fund, Inc.

Notes to Financial Statements                                  December 31, 2006
--------------------------------------------------------------------------------

4.    Income Taxes

At December 31, 2006, information on the tax components of capital is as follows:

Cost of investments for tax purposes ..................          $  176,453,509
                                                                 --------------
Gross tax unrealized appreciation .....................          $   23,096,802
Gross tax unrealized depreciation .....................              (2,103,676)
                                                                 --------------
Net tax unrealized appreciation on
   investments ........................................          $   20,993,126
                                                                 ==============
Undistributed ordinary income .........................          $    1,412,331
                                                                 --------------

Permanent book-tax differences relating to the current year were reclassified within the composition of the net asset accounts. The Fund decreased accumulated net investment loss by $789,557 and decreased accumulated net realized gain by approximately $789,557. Net assets were not affected by this reclassification. These reclasses were primarily due to differing treatments of net operating losses for tax purposes.

The tax composition of distributions to shareholders for the years ended December 31, 2006 and December 31, 2005 were as follows:


                                                    2006                2005
                                                ------------        ------------
Ordinary income ........................        $  6,149,470        $ 24,008,033
Long-term capital gain .................          11,225,160           7,352,654
                                                ------------        ------------
                                                $ 17,374,630        $ 31,360,687
                                                ------------        ------------

5. Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

An advisory fee of $1,418,348 was paid or payable to Value Line, Inc., the Fund's investment adviser, (the "Adviser"), for the year ended December 31, 2006. This was computed at the rate of 0.70% of the first $100 million of the Fund's average daily net assets plus 0.65% on the excess thereof, and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionately based upon the Funds' respective net assets. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the year ended December 31, 2006, fees amounting to $526,288 were paid or payable to the Distributor under this Plan. Effective August 31, 2006 the Distributor voluntarily waived this fee. For the year ended December 31, 2006, the fees waived amounted to $167,363. The Distributor has no right to recoup prior waivers.

For the year ended December 31, 2006, the Fund's expenses were reduced by $7,909 under a custody credit arrangement with the custodian.

Certain officers and directors of the Adviser and the Distributor are also officers and directors of the Fund.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan owned 568,734 shares of the Fund's capital stock, representing 3.60% of the outstanding shares at December 31, 2006. In addition, officers and directors of the Fund as a group owned 10,836 shares of the Fund, representing less than 1% of the outstanding shares.

--------------------------------------------------------------------------------
14

                                                       The Value Line Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each year:


                                                                                  Years Ended December 31,
                                                        --------------------------------------------------------------------------
                                                            2006              2005           2004           2003           2002
                                                        --------------------------------------------------------------------------
Net asset value, beginning of year ...................  $     13.14       $     13.90    $     14.25    $     13.67    $     18.49
                                                        -----------       -----------    -----------    -----------    -----------
Income (loss) from Investment Operations:
 Net investment loss .................................        (0.05)            (0.07)         (0.08)         (0.03)         (0.05)
 Net gains or losses on securities (both realized
   and unrealized) ...................................         0.58              1.53           1.80           2.24          (4.64)
                                                        -----------       -----------    -----------    -----------    -----------
 Total from investment operations ....................         0.53              1.46           1.72           2.21          (4.69)
                                                        -----------       -----------    -----------    -----------    -----------
Less distributions:
 Distributions from net realized gains ...............        (1.19)            (2.22)         (2.07)         (1.63)         (0.13)
                                                        -----------       -----------    -----------    -----------    -----------
Net asset value, end of year .........................  $     12.48       $     13.14    $     13.90    $     14.25    $     13.67
                                                        ===========       ===========    ===========    ===========    ===========
Total return .........................................         4.00%            10.40%         12.09%         16.28%        (25.35)%
                                                        ===========       ===========    ===========    ===========    ===========
Ratios/Supplemental Data:
Net assets, end of year (in thousands) ...............  $   197,349       $   213,715    $   215,025    $   216,047    $   206,338
Ratio of expenses to average net assets(1) ...........         1.12%(2)          1.13%          1.13%          1.13%          1.11%
Ratio of net investment loss to average net assets ...        (0.37)%           (0.52)%        (0.58)%        (0.19)%        (0.31)%
Portfolio turnover rate ..............................          224%              224%           297%           129%            33%

(1) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been unchanged for the years ended December 31, 2006, 2005, 2004, 2003, and 2002.

(2) Ratio reflects expenses grossed up for the voluntary waiver of the service and distribution plan fee by the Distributor. The ratio of expenses to average net assets net of the voluntary fee waiver, but exclusive of the custody credit arrangement, would have been 1.04% for the year ended December 31, 2006.


                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                                              15

The Value Line Fund, Inc.

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of The Value Line Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Value Line Fund, Inc. (the "Fund") at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York


February 26, 2007


--------------------------------------------------------------------------------
16

                                                       The Value Line Fund, Inc.

Federal Tax Notice (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
For corporate taxpayers, 100% of the ordinary income distribution paid during the calendar year 2006 qualify for the corporate dividends received deductions.

During the calendar year 2006, 100% of the ordinary income distribution are treated as qualified dividends.

During the calendar year 2006, the Fund distributed $11,225,160 of long-term capital gain to its shareholders.
--------------------------------------------------------------------------------





The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies during the most recent 12-month period ended June 30 is available through the Fund's website at http://www.vlfunds.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.


--------------------------------------------------------------------------------
                                                                              17

The Value Line Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund's Officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.


                                                                                                      Other
                                                    Length of     Principal Occupation                Directorships
Name, Address, and Age       Position               Time Served   During the Past 5 Years             Held by Director
-----------------------------------------------------------------------------------------------------------------------
Interested Director*

Jean Bernhard Buttner        Chairman of the        Since 1983    Chairman, President and Chief       Value Line, Inc.
Age 72                       Board of Directors                   Executive Officer of Value Line,
                             and President                        Inc. (the "Adviser") and Value
                                                                  Line Publishing, Inc. Chairman
                                                                  and President of each of the 14
                                                                  Value Line Funds and Value Line
                                                                  Securities, Inc. (the
                                                                  "Distributor").
-----------------------------------------------------------------------------------------------------------------------
Non-Interested Directors

John W. Chandler             Director               Since 1991    Consultant, Academic Search         None
18 Victoria Lane                                                  Consultation Service, Inc.,
Lanesboro, MA 01237                                               1994-2004; Trustee Emeritus and
Age 83                                                            Chairman (1993-1994) of the
                                                                  Board of Trustees of Duke
                                                                  University; President Emeritus,
                                                                  Williams College.
-----------------------------------------------------------------------------------------------------------------------
Frances T. Newton            Director               Since 2000    Customer Support Analyst, Duke      None
4921 Buckingham Drive                                             Power Company.
Charlotte, NC 28209
Age 65
-----------------------------------------------------------------------------------------------------------------------
Francis C. Oakley            Director               Since 2000    Professor of History,               Berkshire Life
54 Scott Hill Road                                                Williams College, (1961-2002);      Insurance
Williamstown, MA 01267                                            Professor Emeritus since 2002.      Company
Age 75                                                            Professor Emeritus since 1994       of America
                                                                  and President, (1985-1994);
                                                                  Chairman (1993-1997) and
                                                                  Interim President (2002-2003) of
                                                                  the American Council of Learned
                                                                  Societies. Trustee since 1997 and
                                                                  Chairman of the Board since
                                                                  2005, National Humanities Center.
-----------------------------------------------------------------------------------------------------------------------
David H. Porter              Director               Since 1997    Visiting Professor of Classics,     None
5 Birch Run Drive                                                 Williams College, since 1999;
Saratoga Springs, NY 12866                                        President Emeritus, Skidmore
Age 71                                                            College since 1999 and President,
                                                                  (1987-1998).

--------------------------------------------------------------------------------
18

                                                       The Value Line Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------


                                                                                                      Other
                                                    Length of     Principal Occupation                Directorships
Name, Address, and Age       Position               Time Served   During the Past 5 Years             Held by Director
-----------------------------------------------------------------------------------------------------------------------
Paul Craig Roberts           Director               Since 1983    Chairman, Institute for             A. Schulman Inc.
169 Pompano St.                                                   Political Economy.                  (plastics)
Panama City Beach, FL 32413
Age 68
-----------------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheer             Director               Since 1996    Senior Financial Adviser,           None
1409 Beaumont Drive                                               Veritable L.P. (Investment
Gladwyne, PA 19035                                                Adviser) since 2004; Senior
Age 58                                                            Financial Adviser Hawthorn,
                                                                  (2001-2004).
-----------------------------------------------------------------------------------------------------------------------
Officers

David T. Henigson            Vice President,        Since 1994    Director, Vice President and
Age 49                       Secretary and Chief                  Compliance Officer of the
                             Compliance Officer                   Adviser. Director and Vice
                                                                  President of the Distributor. Vice
                                                                  President, Secretary, and Chief
                                                                  Compliance Officer of each of the
                                                                  14 Value Line Funds.
-----------------------------------------------------------------------------------------------------------------------
Stephen R. Anastasio         Treasurer              Since 2005    Controller of the Adviser until
Age 47                                                            2003; Chief Financial Officer of
                                                                  the Adviser, (2003-2005);
                                                                  Treasurer of the Adviser since
                                                                  2005. Treasurer of each of the 14
                                                                  Value Line Funds
-----------------------------------------------------------------------------------------------------------------------
Howard A. Brecher            Assistant Secretary/   Since 2005    Director, Vice President and
Age 53                       Assistant Treasurer                  Secretary of the Adviser. Director
                                                                  and Vice President
                                                                  of the Distributor.
----------------------------------------------------------------------------------------------------------------------------

* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser.

Unless otherwise indicated, the address f or each of the above is 220 East 42nd Street, New York, NY 10017.

--------------------------------------------------------------------------------
The Fund's Statement of Additional Information (SAI) includes additional information about the Fund's directors and is available, without charge, upon request by calling 1-800-243-2729.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                              19

The Value Line Fund, Inc.

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950 -- The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 -- Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- Value Line Larger Companies Fund's sole investment objective is to realize capital growth.

1979 -- The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- Value Line Centurion Fund* seeks long-term growth of capital.

1984 -- The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- Value Line Aggressive Income Trust seeks to maximize current income.

1987 -- Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or Value Plus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9am
- 5pm CST, Monday - Friday, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.


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20

INVESTMENT ADVISER      Value Line, Inc.
                        220 East 42nd Street
                        New York, NY 10017-5891

DISTRIBUTOR             Value Line Securities, Inc.
                        220 East 42nd Street
                        New York, NY 10017-5891

CUSTODIAN BANK          State Street Bank and Trust Co.
                        225 Franklin Street
                        Boston, MA 02110

SHAREHOLDER             State Street Bank and Trust Co.
SERVICING AGENT         c/o BFDS
                        P.O. Box 219729
                        Kansas City, MO 64121-9729

INDEPENDENT             PricewaterhouseCoopers LLP
REGISTERED PUBLIC       300 Madison Avenue
ACCOUNTING FIRM         New York, NY 10017

LEGAL COUNSEL           Peter D. Lowenstein, Esq.
                        496 Valley Road
                        Cos Cob, CT 06807

DIRECTORS               Jean Bernhard Buttner
                        John W. Chandler
                        Frances T. Newton
                        Francis C. Oakley
                        David H. Porter
                        Paul Craig Roberts
                        Nancy-Beth Sheerr

OFFICERS                Jean Bernhard Buttner
                        Chairman and President
                        David T. Henigson
                        Vice President/Secretary/
                        Chief Compliance Officer Stephen R. Anastasio
                        Treasurer
                        Howard A. Brecher
                        Assistant Secretary/
                        Assistant Treasurer



This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

                                                                         #537652

Item 2.  Code of Ethics

      (a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

      (f) Pursuant to item 12(a), the Registrant is attaching as an exhibit a copy of its Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

Item 3.  Audit Committee Financial Expert.

      (a)(1)The Registrant has an Audit Committee Financial Expert serving on its Audit Committee.

      (2) The Registrant's Board has designated John W. Chandler, a member of the Registrant's Audit Committee, as the Registrant's Audit Committee Financial Expert. Mr. Chandler is an independent director who is a senior consultant with Academic Search Consultation Service. He spent most of his professional career at Williams College, where he served as a faculty member, Dean of the Faculty, and President (1973-85). He also served as President of Hamilton College (1968-73), and as President of the Association of American Colleges and Universities (1985-90). He has also previously served as Trustee Emeritus and Chairman of the Board of Trustees of Duke University.

A person who is designated as an "audit committee financial expert" shall not make such person an "expert" for any purpose, including without limitation under
Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services

      (a)   Audit Fees 2006 - $26,807

      (b)   Audit-Related fees - None.

      (c)   Tax Preparation Fees 2006 -$10,515

      (d)   All Other Fees - None

      (e)   (1)   Audit Committee Pre-Approval Policy. All services to be
                  performed for the Registrant by PricewaterhouseCoopers LLP must be pre-approved by the audit committee. All services performed were pre-approved by the committee.

      (e)   (2)   Not applicable.

      (f)   Not applicable.

      (g)   Aggregate Non-Audit Fees 2006 -$10,515

      (h)   Not applicable.


Item 11. Controls and Procedures.

      (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

      (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

      (a) Code of Business Conduct and Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 100.COE

      (b)   (1)   Certification pursuant to Rule 30a-2(a) under the Investment
                  Company Act of 1940 (17 CFR 270.30a-2) attached hereto as
                  Exhibit 99.CERT.

            (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By: /s/ Jean B. Buttner
    --------------------------
    Jean B. Buttner, President


Date: March 12, 2007
      --------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Jean B. Buttner
    -------------------------------------------------------
    Jean B. Buttner, President, Principal Executive Officer


By: /s/ Stephen R. Anastasio
    ------------------------------------------------------------
    Stephen R. Anastasio, Treasurer, Principal Financial Officer


Date: March 12, 2007
      --------------